UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2014

Investor Information: 1-855-224-7204

This report and the consolidated financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer to buy shares of the Probabilities Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the Probabilities Fund (the “Fund”) semi-annual report. For the period inception through March 31, 2014 the Fund’s Class I share total return was 5.00%, as compared with 5.45% for the S&P 500 Index*.

During the period under review, the Fund benefited from its leveraged and long exposure to U.S. stocks for a portion of the period. Much of the Fund’s underperformance was caused by leveraged positions around the December-January and January-February turn-of-months. The Fund's investment strategy positions the Fund aggressively during these historically positive periods; in 2014 these periods were uncharacteristically volatile to the downside. A portion of the January and February underperformance was recovered in March.

Looking back over the period since inception, the Fund started the period positioned with equity market (bullish) exposure and oscillated between a 1x and leveraged 2x position during the quarter. The Fund was actively managed to obtain equity exposure, at times leveraged, throughout the quarter, pursuing gains based on its system-generated triggers. Market exposure was increased in the period as dictated by policy rules to increase exposure when expected return is positive. Typically equity returns in the first quarter of a mid-term election year are positive; therefore the Fund’s investment policy dictates a bullish position during such periods. Fund performance during the period met the portfolio manager’s expectations and was consistent with the trading strategy.

Our outlook for 2014, consistent with the typical midterm election year, is that we expect the market to be volatile with potentially more downside swings than 2013. Fundamentally, stocks are trading fairly valued at just over 15x forward earnings for the S&P 500 Index. The markets are sure to watch earnings season closely, any earnings disappointments or evidence of economic slowdown could cause a correction, and, indeed, a 10-20% decline is not uncommon in midterm election years. However, we take comfort in the knowledge that from the midterm year low to the pre-election year high the Dow Jones Industrial Average has gained nearly 50% on average. According to S&P Capital IQ, since World War II 40% of market declines of 5% or more occurred in midterm election years and most bear markets began and ended in the midterm election year. In this environment, we expect to see opportunities to add value by reducing exposure at times we believe downside risk is excessive.

With Janet Yellen at the helm, we believe the Federal Reserve will continue to be accommodative until economic growth is well entrenched. Yellen’s most recent public comments, confirming her dovish policy stance contributed to the latest market rally, sending bonds lower as she reassured investors the Federal Reserve Board is inclined to keep rates low in the slow growth economy.

Thank you for being a Probabilities Fund shareholder.

Sincerely,

Joseph B. Childrey

Founder & CIO

Probabilities Fund Management, LLC

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Probabilities Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common stock prices. An investment cannot be made directly in an index.

0613-NLD-2/11/2014

Probabilities Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through March 31, 2014

The Fund’s performance figures for the period ending March 31, 2014 compared to its benchmark
	Six Months	One Year	Five Years	Annualized Since Inception*	Annualized Since Inception**
Probabilities Fund – Class A	N/A	N/A	N/A	0.29%	N/A
Probabilities Fund – Class A with load	N/A	N/A	N/A	(5.50)%	N/A
Probabilities Fund – Class C Probabilities Fund – Class I*** S&P 500 Total Return Index****	N/A 5.66% 12.51%	N/A 4.34% 21.86%	N/A 22.01% 21.16%	0.19% N/A 1.88%	N/A 15.09% 6.29%

______________

* Class A & Class C’s inception date was January 16, 2014.

** Class I’s inception date was January 1, 2008.

*** The Fund is the successor to the Probabilities Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Probabilities Fund Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. The performance included the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on December 12, 2013. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

**** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense, including underlying funds, is 2.15%, 2.90% and 1.90% for Class A, Class C and Class I, respectively. Per the Fund’s January 15, 2014 prospectus, Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-224-7204.

Portfolio Composition as of March 31, 2014 (Unaudited)
Percent of Net Assets
Exchange Traded Funds - Equity	74.80%
Cash	25.38%
Liabilities in Excess of Other Assets	(0.18)%
Total	100.00%

Probabilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 74.80%
	EQUITY FUND - 74.80%
71,040	Direxion Daily Mid Cap Bull 3X Shares	$ 6,064,685
91,510	Direxion Daily S&P 500 Bull 3X *	6,050,641
55,600	ProShares UltraPro Dow30	6,146,580
60,600	ProShares UltraPro S&P 500	6,052,728
10,760	SPDR S&P 500 ETF Trust	2,012,550
11,730	Vanguard S&P 500 ETF	2,009,936
20,580	Vanguard Total Stock Market ETF	2,005,933
	TOTAL EXCHANGE TRADED FUNDS	30,343,053
	(Cost - $29,325,125)

	TOTAL INVESTMENTS - 74.80%
	(Cost - $29,325,125) (a)	$ 30,343,053
	CASH - 25.38%	10,295,419
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18) %	(74,982)
	NET ASSETS - 100.00%	$ 40,563,490

* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,325,125 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,017,928
	Unrealized depreciation:	-
	Net Unrealized appreciation:	$ 1,017,928

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments in Securities at Value (identified cost $29,325,125)	$ 30,343,053
Cash	10,295,419
Dividends and Interest Receivable	15,668
Receivable for Fund Shares Sold	238,618
Prepaid Expenses and Other Assets	90,186
Total Assets	40,982,944

Liabilities:
Payable for Securities Purchased	345,774
Accrued Advisory Fees	42,463
Payable for Fund Shares Redeemed	14,231
Payable to Other Affiliates	11,526
Other Accrued Expenses	4,084
Accrued Distribution Fees	1,376
Total Liabilities	419,454

Net Assets	$ 40,563,490

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized;
526,324 shares of beneficial interest outstanding)	$ 5,523,594
Net Asset Value and Redemption Price Per Share
($5,523,595/526,324 shares of beneficial interest outstanding)	$ 10.49
Offering Price Per Share
($10.49/0.9425)	$ 11.13

Class C Shares:
Net Assets (Unlimited shares of no par value interest authorized;
53,570 shares of beneficial interest outstanding)	$ 561,281
Net Asset Value, Offering and Redemption Price Per Share
($561,281/53,570 shares of beneficial interest outstanding)	$ 10.48

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized;
3,283,404 shares of beneficial interest outstanding)	$ 34,478,615
Net Asset Value, Offering and Redemption Price Per Share
($34,478,615/3,283,404 shares of beneficial interest outstanding)	$ 10.50

Composition of Net Assets:
At March 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 39,577,875
Accumulated Net Investment Loss	(97,205)
Accumulated Net Realized Gain from Security Transactions	64,892
Net Unrealized Gain from Security Transactions	1,017,928
Net Assets	$ 40,563,490

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014 *

Investment Income:
Dividend Income	$ 33,168
Total Investment Income	33,168

Expenses:
Advisory Fees	90,258
Transfer Agent Fees	10,788
Administration Fees	10,068
Fund Accounting Fees	7,495
Registration & Filing Fees	5,035
Audit Fees	4,316
Distribution Fees - Class A	4,316
Chief Compliance Officer Fees	3,884
Legal Fees	2,877
Printing Expense	2,158
Custody Fees	1,870
Trustees' Fees	1,739
Distribution Fees - Class C	1,439
Insurance Expense	573
Miscellaneous Expenses	430
Total Expenses	147,246
Less: Fees Waived/Expenses Reimbursed by Adviser	(16,873)
Net Expenses	130,373

Net Investment Loss	(97,205)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	64,892
Net Change in Unrealized Appreciation on Investments	1,017,928
Net Realized and Unrealized Gain on Investments	1,082,820

Net Increase in Net Assets Resulting From Operations	$ 985,615

_______
* The Fund commenced operations as a series of Northern Lights Fund Trust on December 12, 2013.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
March 31, 2014 *

Operations:
Net Investment Loss	$ (97,205)
Net Realized Gain on Investments	64,892
Net Change in Unrealized Appreciation on Investments	1,017,928
Net Increase in Net Assets Resulting From Operations	985,615

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued (535,003 shares)	5,409,350
Cost of Shares Redeemed (8,679 shares)	(89,349)
Total From Capital Transactions: Class A	5,320,001

Class C Shares:
Proceeds from Shares Issued (53,570 shares)	547,511
Total From Capital Transactions: Class C	547,511

Class I Shares:
Proceeds from Shares Issued (3,378,206 shares)	34,676,666
Cost of Shares Redeemed (94,802 shares)	(966,303)
Total From Capital Transactions: Class I	33,710,363

Total Increase in Net Assets From Capital Transactions	39,577,875

Total Increase in Net Assets	40,563,490

Net Assets:
Beginning of Period	-
End of Period	$ 40,563,490

Accumulated Net Investment Loss at End of Period	$ (97,205)
_______
* The Fund commenced operations as a series of Northern Lights Fund Trust on December 12, 2013.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class A
FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	March 31, 2014 *

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.03)
Net gain from investments (both realized and unrealized)	0.52
Total from operations	0.49

Net Asset Value, End of Period	$ 10.49

Total Return (b)	0.29%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,524

Ratio of gross expenses to average net assets (f)	2.41%	(c,e)
Ratio of net expenses to average net assets	2.14%	(c,e)
Ratio of net investment income to average net assets	(1.22)%	(c,e)
Portfolio turnover rate (d)	158%

__________
*Class A commenced operations on January 16, 2014.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class C
FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	March 31, 2014 *

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.04)
Net gain from investments (both realized and unrealized)	0.52
Total from operations	0.48

Net Asset Value, End of Period	$ 10.48

Total Return (b)	0.19%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 561

Ratio of gross expenses to average net assets (f)	3.16%	(c,e)
Ratio of net expenses to average net assets	2.89%	(c,e)
Ratio of net investment income to average net assets	(1.97)%	(c,e)
Portfolio turnover rate (d)	158%	(c,e)

__________
*Class C commenced operations on January 16, 2014.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class I
FINANCIAL HIGHLIGHTS (Unaudited)

Per share data and ratios for a share of beneficial interest outstanding through out the period presented.

	For the
	Period Ended
	March 31, 2014 *

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.04)
Net gain from investments (both realized and unrealized)	0.54
Total from operations	0.50

Net Asset Value, End of Period	$ 10.50

Total Return (b)	5.66%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 34,479

Ratio of gross expenses to average net assets (f)	2.16%	(c,e)
Ratio of net expenses to average net assets	1.89%	(c,e)
Ratio of net investment income to average net assets	(0.97)%	(c,e)
Portfolio turnover rate (d)	158%

__________
*Class I commenced operations on December 12, 2013.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Co-Advisers not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.
(f) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

Probabilities Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Fund is the successor to the Probabilities Fund, LP, a limited partnership organized on January 1, 2008.  Effective as of the close of business on December 11, 2013, the Predecessor Fund was reorganized into a Delaware statutory trust as a registered investment company. Class I commenced operations on December 12, 2013 with a contribution of assets and liabilities, including securities-in-kind from the Predecessor Fund. The Fund currently offers Class A, Class C and Class I shares. Class A and Class C both commenced operations on January 16, 2014.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Co-Advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Probabilities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Co-Advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Co-Advisors to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances).  If the Co-Advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

If market quotations are not readily available or if the Co-Advisers believe the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its consolidated investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Probabilities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,343,053	$ -	$ -	$ 30,343,053
Total	$ 30,343,053	$ -	$ -	$ 30,343,053

                                                                                                                               *Please refer to the Consolidated Portfolio of Investments for industry classifications.

                                                                                                                                   The Fund did not hold any Level 2 or Level 3 securities during the period.

                                                                                                                                   There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

                                                                                                                                   It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken in the Fund’s 2014 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the period ended March 31, 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Probabilities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Distributions to Shareholders – Distributions from investment income are declared and distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC serve as the Fund’s co-investment advisers (the “Co-Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the average daily net assets.  For the period ended March 31, 2014, the Co-Advisers earned management fees of $90,258.

The Co-Advisers have contractually agreed to waive all or part of their management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes and  extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund services providers (other than the Co-Advisors)),  at least until January 31, 2015, so that the total annual operating expenses of the Fund do not exceed 2.14%, 2.89% and 1.89% of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.  Waivers and expense payments may be recouped by the Co-Advisers from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed.  During the period ended March 31, 2014, the Co-Advisers waived fees and/or reimbursed expenses of $16,873.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans ("12b-1 Plans" or "Plans") with respect to the Fund’s Class A and Class C shares, pursuant to which the Fund pays Northern Lights Distributor, LLC (the “Distributor”) an annual fee for distribution and shareholder servicing expenses calculated by the Fund as a percentage of the average daily net assets attributable to the respective class of shares:

	Class A	Class C
Distribution Fee	0.25%	1.00%

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and

Probabilities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the period ended March 31, 2014, the distribution fees accrued under the Plans amounted to $4,316 and $1,439 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the period ended March 31, 2014, the Distributor received $9,582 in underwriting commissions for sales of the Fund’s shares, of which $1,417 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2014 amounted to $60,304,231 and $31,043,998, respectively.

5.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act.  As of March 31, 2014, TD Ameritrade, Inc. and Trust Company of America, accounts holding shares for the benefit of others in nominee name, held approximately 26% and 40%, respectively, of the voting securities of Class I. As of March 31, 2014, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 86% of the voting securities of Class A.

6.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Probabilities Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from inception through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period (10/1/13 to 3/31/14)
Actual
Class A*	$1,000.00	$1,002.90	$4.40
Class C*	$1,000.00	$1,001.90	$5.94
Class I**	$1,000.00	$1,056.60	$5.86
Hypothetical *** (5% return before expenses)
Class A	$1,000.00	$1,014.26	$10.75
Class C	$1,000.00	$1,010.52	$14.49
Class I	$1,000.00	$1,015.51	$9.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (75) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (110) divided by the number of days in the fiscal year (365).

***Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Probabilities Fund

Approval of Investment Advisory Agreement (Unaudited)

March 31, 2014

Probabilities Fund (Co-Advisers – Probabilities Fund Management LLC & Princeton Fund Advisors, LLC) *

In connection with the regular meeting held on November 12-13, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement by and among Probabilities Fund Management, LLC (“PFM”) and Princeton Fund Advisers, LLC (“Princeton”) (each an “Adviser” or “Co-Adviser”) and the Trust (the “Co-Advisory Agreement”), with respect to the Probabilities Fund (the “Fund”). In considering the approval of the Co-Advisory Agreement, the Trustees received materials specifically relating to the Co-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Co-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Service.

PFM:  The Trustees noted that PFM, founded in 2007, currently manages approximately $53 million in assets specializing in trend following by utilizing a rules-based, systematic, long/short investment strategy for separately managed accounts (SMAs) serving annuity owners and their beneficiaries, a hedge fund, and the Fund.  The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund and were satisfied with their qualifications, noting each holds several security industry licenses, have years of experience managing a hedge fund portfolio, along with experience in research, marketing, compliance and operations.  They considered that the research and analysis conducted by PFM is the basis of a proprietary strategy driven by seasonal, institutional pressure, and political events, which systematically determine the investments’ entry and exit points, and then a systematic risk management overlay is applied to provide a level of capital protection.  The Trustees recognized that PFM’s strategy of investing in a limited number of exchange-traded funds (“ETFs”) could be a challenge as the Fund grows in size, but PFM will monitor the liquidity of each ETF and evaluate alternative investments.  The Trustees again noted their comfort with PFM’s additional staff and qualified legal counsel.  They concluded that PFM is qualified to provide a level of service consistent with the Trustees’ expectations.  The Trustees were pleased to learn that PFM has retained the services of a legal and compliance consultant to assist with providing ongoing compliance support, and noted PFM has reported no material compliance or litigation issues that would impede its ability to operate.  The Trustees expressed their satisfaction with the overall qualifications and experience of PFM, and its experience managing a private hedge fund with a proven track record.  The Trustees concluded that PFM has the ability to provide a level of quality service for the benefit of the Fund.

Princeton:  The Trustees noted that Princeton and its affiliates provide alternative asset management strategies to institutional and individual clients worldwide, and Princeton acts as adviser or co-adviser to three mutual funds in the Trust and manages approximately $691 million in total assets.  The Trustees reviewed the backgrounds of the key personnel responsible for servicing the Fund and were satisfied with their combined 60 years of diverse alternative asset management experience obtained from previous positions held at various financial institutions.  They noted that Princeton focuses on finding alternative investment managers and conducts continuous evaluation and monitoring of the managers and sub-advisers they partner with.  Based on Princeton’s experience managing and supervising sub-advisers and co-advising other mutual funds, the Board considered it a positive that Princeton will work with PFM to develop the Fund’s investment structure and conduct ongoing due diligence of PFM.  The Trustees discussed the allocation of responsibility between the Co-Advisers, noting that PFM will make investment decisions for the Fund and Princeton will provide

Probabilities Fund

Approval of Investment Advisory Agreement (Unaudited)

March 31, 2014

daily compliance monitoring of the portfolio’s investments to ensure they are within the stated investment guidelines in addition to monitoring compliance with tax and diversification requirements and other regulatory requirements.  While recognizing that not all investment strategy risks can be eliminated, the Trustees agreed that they were was satisfied that Princeton will work with and assist PFM with the review and monitoring of the key risks associated with the Fund.  The Trustees noted Princeton reported no material compliance or litigation issues that would inhibit its ability to operate as Co-Adviser to the Fund.  The Trustees agreed that the unique structure of the Co-Adviser relationship to the Fund and Princeton’s previous mutual fund experience will bring added value and provide high quality service to the Fund for the benefit of its shareholders.

Performance.  The Trustees evaluated the performance of the hedge fund managed by PFM, Probabilities Fund LP, which will be reorganized as the Fund, noting that it significantly outperformed the S&P 500 over the 5-year period and since inception in 2008, while slightly trailing the S&P 500 over the last year.  The Trustees acknowledged, that the leverage used by the hedge fund was on average somewhat higher than the maximum leverage that the Fund can utilize, but the performance indicates that PFM can perform well using similar selection techniques.  With respect to Princeton, the Trustees noted their familiarity with Princeton and considered favorably Princeton’s history as a Co-Adviser to another fund in the Trust.  After discussion, they concluded that PFM has demonstrated its ability to deliver favorable performance, and Princeton to provide favorable supervision and monitoring, using similar selection techniques, and has the potential to provide favorable investment returns for the Fund and both current and future shareholders.

Fees and Expenses.  The Trustees evaluated the proposed advisory fee of 1.35%, to be shared by and between the Co-Advisers, and the Fund’s estimated net expense ratio, and compared it to the averages of a peer group and Morningstar category, as well as the fees charged to separate accounts managed by PFM.  The Trustees noted that the proposed advisory fee was lower than the fee paid by the hedge fund managed by PFM (a 1.50% management fee plus a 20% incentive fee) and the peer group average (1.38%), but higher than the Morningstar category average (1.25%).  After evaluating the materials provided and the responses given by the representatives of PFM and Princeton, the Trustees concluded that the advisory fee was acceptable.

Economies of Scale.  The Trustees considered whether economies of scale would be realized by the Co-Advisers with respect to the management of the Fund.  They discussed the responses from the Co-Advisers as to when breakpoints might be appropriate, noting that PFM and Princeton indicated the Fund would likely benefit from economies of scale when each reaches $500 million in assets.  They further noted that PFM and Princeton had indicated their respective willingness to discuss breakpoints when assets reach $1 billion.  After discussion, it was the consensus of the Trustees that based on the anticipated size of the Fund, economies of scale would be revisited as the size of the Fund materially increases.

Profitability.  The Trustees considered the anticipated profits to be realized by PFM and Princeton in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees noted that an expense cap is in place and discussed its probable impact on Co-Adviser profits.  The Trustees noted that the PFM estimates that during the first fiscal year it may realize moderate profits and Princeton estimates realizing a net loss during the first fiscal year.  The Trustees discussed the unique fee sharing arrangement between the Co-Advisers, noting the sliding scale of fee sharing based on Fund assets.  After further discussion, the Trustees concluded that the anticipated levels of profit are reasonable.

Conclusion. Having requested and received such information from Princeton and PFM as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Co-Advisory Agreement is in the best interests of the future shareholders of Probabilities Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

Co-Investment Advisers

Probabilities Fund Management, LLC

1665 Union Street, Suite A

San Diego, CA 92101

Princeton Fund Advisors, LLC

1125 17th Street

Suite 1400

Denver, CO 80202

Legal Counsel

Thompson Hine, LLP

41 South High Street

Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

McGladrey, LLP

555 Seventeenth Street

 Suite 1000

Denver, Co 80202

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the first 12 month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is or will be available without charge, upon request, by calling 1-855-224-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-224-7204.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

5/27/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/27/14